PROPERTY AND EQUIPMENT (Details) - Property and equipment (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation		$ (7,153)	$ (2,397)
Net property and euipment	12,092	16,628	21,384
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Office Equipment		$ 23,781	$ 23,781